Derivative Financial Instruments (Estimated Fair Values of Derivative Assets and Liabilities) (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Derivative financial instruments - asset	$ 12,273	$ 2,533
Current Liability [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Derivative financial instruments - asset
Derivative financial instruments- Liability
Long Term Liability [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Derivative financial instruments - asset
Derivative financial instruments- Liability
Current Asset [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Derivative financial instruments - asset	6,941	1,028
Long Term Asset [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Derivative financial instruments - asset	$ 5,332	$ 1,505